Equity instruments (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity Instruments Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading [Abstract]
Balance at beginning of year	R$ 298,297	R$ 33,368	R$ 42,455
Net additions (disposals)	(126,893)	143,291	(1,586)
Valuation adjustments	49	121,638	(7,501)
Balance at end of year	R$ 171,453	R$ 298,297	R$ 33,368